Dividends	12 Months Ended
Sep. 30, 2013
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Dividends

Note 19 — Dividends

The Company’s board of directors declared the following dividends during the fiscal year ended September 30, 2013:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
November 6, 2012	$0.13	December 31, 2012	$21,032	January 18, 2013
January 30, 2013	$0.13	March 28, 2013	$20,927	April 19, 2013
April 30, 2013	$0.13	June 28, 2013	$20,929	July 19, 2013
July 31, 2013	$0.13	September 30, 2013	$20,812	October 18, 2013

The amount payable as a result of the July 31, 2013 declaration was included in other current liabilities as of September 30, 2013.

On November 5, 2013, the Company’s board of directors approved the next quarterly dividend payment, at the rate of $0.13 per share, and set December 31, 2013 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 17, 2014.

The Company’s board of directors also approved on November 5, 2013 an increase in the rate of the quarterly cash dividend to $0.155 per share, which would be payable on April 17, 2014. This increase is subject to shareholder approval at the January 2014 annual general meeting of shareholders.